Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance measures for the fiscal years listed below. You should refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment In:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)	Net Income (Loss) (in millions)	Adjusted EBITDA per share(6)
2025	$4,996,277	$3,754,891	$3,235,956	$3,527,727	$73.63	$144.71	$342	$12.83
2024	$4,609,862	$5,870,251	$2,036,535	$2,660,184	$75.92	$139.05	($103)	$10.79
2023	$4,159,739	$1,958,765	$1,680,775	$941,903	$62.88	$100.38	$750	$11.57

(1) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025		2024		2023
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$4,996,277	$3,235,956	$4,609,862	$2,036,535	$4,159,739	$1,680,775
Adjustment for grant date values in the Summary Compensation Table	($2,795,234)	($1,610,848)	($2,553,177)	($986,190)	($2,270,316)	($806,781)
Year-end fair value of unvested awards granted in the current year	$2,818,062	$1,977,626	$3,316,875	$1,366,188	$764,173	$443,555
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($1,059,654)	($47,754)	$609,502	$264,071	($122,569)	($259,459)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($204,560)	($27,253)	($112,811)	($20,419)	($572,261)	($116,188)

Compensation Actually Paid (as calculated)	$3,754,891	$3,527,727	$5,870,251	$2,660,184	$1,958,765	$941,903
(2)	Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(3)	Non-CEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:

2025: Bradley Gray, Benjamin Sullivan, Ronald Ridgway, Richard Gideon

2024: Bradley Gray, Benjamin Sullivan, Ronald Ridgway

2023: Bradley Gray, Benjamin Sullivan, Ronald Ridgway

(4)	Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest year in the table through the end of each applicable year in the table, assuming reinvestment of dividends.
(5)	Our 2025 self-constructed peer group, which is the same peer group reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, includes the following companies: BKV Corporation, CNX Resources Corporation, Gulfport Energy Corporation, Infinity Natural Resources, Inc., Mach Natural Resources LP, Northern Oil and Gas, Inc., Range Resources Corporation, EQT Corporation, Expand Energy Corporation, Antero Resources Corporation, and Comstock Resources, Inc.
(6)	Reconciliations for Adjusted EBITDA per share can be found on page 46 of this proxy statement. See also “Compensation Discussion and Analysis” for more information about the use of Adjusted EBITDA per share in the Company’s short-term incentive program.

Company Selected Measure Name	Adjusted EBITDA per share
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:

2025: Bradley Gray, Benjamin Sullivan, Ronald Ridgway, Richard Gideon

2024: Bradley Gray, Benjamin Sullivan, Ronald Ridgway

2023: Bradley Gray, Benjamin Sullivan, Ronald Ridgway

Peer Group Issuers, Footnote
(5)	Our 2025 self-constructed peer group, which is the same peer group reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, includes the following companies: BKV Corporation, CNX Resources Corporation, Gulfport Energy Corporation, Infinity Natural Resources, Inc., Mach Natural Resources LP, Northern Oil and Gas, Inc., Range Resources Corporation, EQT Corporation, Expand Energy Corporation, Antero Resources Corporation, and Comstock Resources, Inc.

PEO Total Compensation Amount	$ 4,996,277	$ 4,609,862	$ 4,159,739
PEO Actually Paid Compensation Amount	$ 3,754,891	5,870,251	1,958,765
Adjustment To PEO Compensation, Footnote

(1) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025		2024		2023
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$4,996,277	$3,235,956	$4,609,862	$2,036,535	$4,159,739	$1,680,775
Adjustment for grant date values in the Summary Compensation Table	($2,795,234)	($1,610,848)	($2,553,177)	($986,190)	($2,270,316)	($806,781)
Year-end fair value of unvested awards granted in the current year	$2,818,062	$1,977,626	$3,316,875	$1,366,188	$764,173	$443,555
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($1,059,654)	($47,754)	$609,502	$264,071	($122,569)	($259,459)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($204,560)	($27,253)	($112,811)	($20,419)	($572,261)	($116,188)

Compensation Actually Paid (as calculated)	$3,754,891	$3,527,727	$5,870,251	$2,660,184	$1,958,765	$941,903

Non-PEO NEO Average Total Compensation Amount	$ 3,235,956	2,036,535	1,680,775
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,527,727	2,660,184	941,903
Adjustment to Non-PEO NEO Compensation Footnote

(1) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025		2024		2023
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$4,996,277	$3,235,956	$4,609,862	$2,036,535	$4,159,739	$1,680,775
Adjustment for grant date values in the Summary Compensation Table	($2,795,234)	($1,610,848)	($2,553,177)	($986,190)	($2,270,316)	($806,781)
Year-end fair value of unvested awards granted in the current year	$2,818,062	$1,977,626	$3,316,875	$1,366,188	$764,173	$443,555
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($1,059,654)	($47,754)	$609,502	$264,071	($122,569)	($259,459)
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($204,560)	($27,253)	($112,811)	($20,419)	($572,261)	($116,188)

Compensation Actually Paid (as calculated)	$3,754,891	$3,527,727	$5,870,251	$2,660,184	$1,958,765	$941,903

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table

TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2025 to our performance were:

●	Adjusted EBITDA per share;
●	Return on Equity;
●	Free Cash Flow Growth; and
●	Stock Price.

Total Shareholder Return Amount	$ 73.63	75.92	62.88
Peer Group Total Shareholder Return Amount	$ 144.71	$ 139.05	$ 100.38
Company Selected Measure Amount | $ / shares	12.83	10.79	11.57
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 342,000,000	$ (103,000,000)	$ 750,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA per share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,795,234)	(2,553,177)	(2,270,316)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,818,062	3,316,875	764,173
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,654)	609,502	(122,569)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,560)	(112,811)	(572,261)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,610,848)	(986,190)	(806,781)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,977,626	1,366,188	443,555
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,754)	264,071	(259,459)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,253)	$ (20,419)	$ (116,188)